REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3%
	AEROSPACE & DEFENSE — 1.4%
796,000	L3 Technologies, Inc.	3.9500	05/28/24	$794,907

	BANKING — 6.1%
250,000	BNP Paribas S.A.(a)	4.3750	09/28/25	244,186
700,000	BPCE S.A.(a)	4.5000	03/15/25	689,412
1,168,000	Credit Agricole S.A.(a)	4.3750	03/17/25	1,148,785
950,000	Societe Generale S.A.(a)	4.2500	04/14/25	932,791
420,000	Toronto-Dominion Bank (The)	2.6500	06/12/24	418,591
				3,433,765
	ELECTRIC UTILITIES — 2.7%
350,000	Electricite de France S.A.(a)	3.6250	10/13/25	340,281
700,000	Enel Finance International N.V.(a)	2.6500	09/10/24	692,370
500,000	Pennsylvania Electric Company(a)	4.1500	04/15/25	491,838
				1,524,489
	HEALTH CARE FACILITIES & SERVICES — 0.9%
500,000	Laboratory Corp of America Holdings	3.2500	09/01/24	495,567

	MEDICAL EQUIPMENT & DEVICES — 1.0%
600,000	Becton Dickinson & Company	3.7340	12/15/24	592,192

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
750,000	Crown Castle, Inc.	3.2000	09/01/24	743,308

	TELECOMMUNICATIONS — 0.9%
500,000	T-Mobile USA, Inc.	3.5000	04/15/25	489,722

	TOTAL CORPORATE BONDS (Cost $8,169,720)			8,073,950

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 76.8%
	U.S. TREASURY BILLS — 76.8%
44,500,000	United States Treasury Bill(b)	5.34	09/26/24	43,550,518

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal
Amount ($)		Fair Value
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $43,566,814)	$43,550,518

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.6%
	CALL OPTIONS PURCHASED - 0.3%
10	S&P 500 INDEX	IB	06/21/2024	$5,100	$5,100,000	79,350
10	S&P 500 INDEX	IB	07/19/2024	5,300	5,300,000	35,800
10	S&P 500 INDEX	IB	08/16/2024	5,400	5,400,000	32,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $286,944)					147,400

	PUT OPTIONS PURCHASED - 0.3%
10	S&P 500 INDEX	IB	06/21/2024	$4,900	$4,900,000	$52,650
5	S&P 500 INDEX	IB	07/19/2024	5,000	2,500,000	49,075
5	S&P 500 INDEX	IB	08/16/2024	5,100	2,550,000	76,150
	TOTAL PUT OPTIONS PURCHASED (Cost - $190,014)					177,875

	TOTAL INDEX OPTIONS PURCHASED (Cost - $476,958)					325,275

	TOTAL INVESTMENTS - 91.7% (Cost $52,213,492)					$51,949,743
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%					4,690,708
	NET ASSETS - 100.0%					$56,640,451

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Depreciation
150	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	$38,002,500	$(766,700)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Appreciation
10	CBOE Volatility Index Future	05/22/2024	$156,634	$23,366
	TOTAL FUTURES CONTRACTS

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is 4,539,663 or 8.0% of net assets.

(b)	Zero coupon bond.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.